Schedule of cash flows information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year	$ 15,075,355	$ 117,336,010	$ 146,213,744	$ 196,296,774
Changes from financing cash flows
Interest paid for bank loan	(253,431)	(1,972,532)	(2,645,713)	(2,863,104)
Interest paid for loan from related companies	(13,888)	(108,096)	(1,950,246)	(2,285,985)
Net cash generated from/(used in) financing activities	5,694,827	44,324,542	(76,834,451)	(81,568,286)
Cash and cash equivalents at end of the year	18,978,470	147,715,125	117,336,010	146,213,744
Loan From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		43,682,831	53,873,328
Changes from financing cash flows
Payment of bank loan
Interest paid for bank loan
Payment of loan from related companies		(900,676)	(10,190,497)
Interest paid for loan from related companies		(108,096)	(1,950,246)
Payment of principal portion of lease liabilities
Payment of interest portion of lease liabilities
Net cash generated from/(used in) financing activities		(1,008,772)	(12,140,743)
Increase in lease liabilities from entering into new lease (Note 13)
Decrease in lease liabilities from modification (Note 13)
Interest on lease liabilities (Note 7)
Written back on disposal
Interest on bank loan (Note 7)
Interest on bank loan (Note 7)
Interest on loan from related companies (Note 7)			1,950,246
Total other changes		1,587,422	1,950,246
Proceed from loans from directors
Interest on lease liabilities (Note 7)
Interest on loan from related companies (Note 7)		1,587,422
Interest on loans from directors (Note 7)
Cash and cash equivalents at end of the year	5,686,724	44,261,481	43,682,831	53,873,328
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		74,417,038	76,983,367
Changes from financing cash flows
Payment of bank loan
Interest paid for bank loan
Payment of loan from related companies
Interest paid for loan from related companies
Payment of principal portion of lease liabilities		(42,925,920)	(48,883,789)
Payment of interest portion of lease liabilities		(3,931,817)	(5,594,836)
Net cash generated from/(used in) financing activities		(46,857,737)	(54,478,625)
Increase in lease liabilities from entering into new lease (Note 13)		29,572,601	26,786,998
Decrease in lease liabilities from modification (Note 13)		(1,012,044)	16,222,827
Interest on lease liabilities (Note 7)			5,594,836
Written back on disposal			3,307,941
Interest on bank loan (Note 7)			(306)
Interest on bank loan (Note 7)
Interest on loan from related companies (Note 7)
Total other changes		32,492,374	51,912,296
Proceed from loans from directors
Interest on lease liabilities (Note 7)		3,931,817
Interest on loan from related companies (Note 7)
Interest on loans from directors (Note 7)
Cash and cash equivalents at end of the year	7,715,451	60,051,675	74,417,038	76,983,367
Bank loans [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year		70,184,889	77,754,259
Changes from financing cash flows
Payment of bank loan		(8,023,653)	(7,569,370)
Interest paid for bank loan		(1,972,532)	(2,645,713)
Payment of loan from related companies
Interest paid for loan from related companies
Payment of principal portion of lease liabilities
Payment of interest portion of lease liabilities
Net cash generated from/(used in) financing activities		(9,996,185)	(10,215,083)
Increase in lease liabilities from entering into new lease (Note 13)
Decrease in lease liabilities from modification (Note 13)
Interest on lease liabilities (Note 7)
Written back on disposal
Interest on bank loan (Note 7)		1,972,532
Interest on bank loan (Note 7)			2,645,713
Interest on loan from related companies (Note 7)
Total other changes		1,972,532	2,645,713
Proceed from loans from directors
Interest on lease liabilities (Note 7)
Interest on loan from related companies (Note 7)
Interest on loans from directors (Note 7)
Cash and cash equivalents at end of the year	7,986,489	62,161,236	70,184,889	77,754,259
Loans from directors [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents at beginning of the year
Changes from financing cash flows
Payment of bank loan
Interest paid for bank loan
Payment of loan from related companies
Interest paid for loan from related companies
Payment of principal portion of lease liabilities
Payment of interest portion of lease liabilities
Net cash generated from/(used in) financing activities		42,473,611
Increase in lease liabilities from entering into new lease (Note 13)
Decrease in lease liabilities from modification (Note 13)
Interest on lease liabilities (Note 7)
Written back on disposal
Interest on bank loan (Note 7)
Interest on bank loan (Note 7)
Interest on loan from related companies (Note 7)
Total other changes		2,213,330
Proceed from loans from directors		42,473,611
Interest on lease liabilities (Note 7)
Interest on loan from related companies (Note 7)
Interest on loans from directors (Note 7)		2,213,330
Cash and cash equivalents at end of the year	$ 5,741,388	$ 44,686,941